Description of Business, Organization and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2019
Credit concentration risk, customers or financial institutions | Cash and cash equivalents
Significant Concentrations and Risks
Schedule of Significant Concentrations and Risks

Cash and cash equivalents consist of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31, 2018	December 31, 2019
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	143,760,647	47,224,436
— Denominated in U.S. Dollar (“USD”)	34	12,292,950
Total cash balances held at mainland PRC financial institutions	143,760,681	59,517,386
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	672	—
— Denominated in Hong Kong Dollar (“HKD”)	8,064,121	2,875,819
— Denominated in USD	38,358,069	91,793,594
— Denominated in Great Britain Pound	402,799	2
Total cash and cash equivalents balances held at HKSAR financial institutions	46,825,661	94,669,415
Total cash and cash equivalents balances held at financial institutions	190,586,342	154,186,801

ATA Intelligent Learning
Significant Concentrations and Risks
Schedule of Financial Statement Amounts and Balances of Vie Included in Accompanying Consolidated Financial Statements

The following financial statement amounts and balances of ATA Intelligent Learning were included in the accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2018 and 2019.

	December 31, 2018	December 31, 2019
	RMB	RMB
Cash	25,369,355	435,122
Prepaid expenses and other current assets	32,860	4,180
Total current assets	25,402,215	439,302
Long-term investments (i)	5,919,198	89,605,550
Property and equipment, net	8,382	11,972
Other non-current assets	—	2,590
Total assets	31,329,795	90,059,414
Accrued expenses and other payables	455,577	—
Payable for business acquisition	—	19,642,082
Amounts due to a related party (ii)	28,000,000	42,000,000
Total current liabilities	28,455,577	61,642,082
Total liabilities	28,455,577	61,642,082

	Year ended December 31, 2018	Year ended December 31, 2019
	RMB	RMB
Net revenues	—	—
Net loss	(7,125,782)	(14,456,886)

	Year ended December 31, 2018	Year ended December 31, 2019
	RMB	RMB
Net cash used in operating activities	(172,145)	(1,441,360)
Net cash used in investing activities (iii)	(12,458,500)	(77,492,873)
Net cash received from financing activities (iii)	38,000,000	54,000,000

(i)	Long-term investments as of December 31, 2019 include investment cost and share of loss of 30.96% equity interest investment in Huanqiuyimeng, which is eliminated on consolidation.
(ii)	Amounts due to a related party represent the amount due to ATA Education, which are eliminated on consolidation.
(iii)

For the year ended December 31, 2018, RMB 12,450,000 of net cash used in investing activities and RMB 38,000,000 of net cash received from financing activities were related to the transactions with ACG subsidiaries, which are eliminated on consolidation. For the year ended December 31, 2019, RMB 54,000,000 of net cash received from financing activities were related to the transactions with ACG subsidiaries, which are eliminated on consolidation. In addition, RMB71,483,973 of net cash used in investing activities were related to payments made for Huanqiuyimeng Acquisition.